Share-based Payments - Summary of the activity for the restricted shares issued under the Share Award Scheme (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value - Granted	$ 2.04	$ 0.78	$ 0.74
2013 Share Award Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares - Outstanding	53,602,560
Number of shares - Granted	29,076,828
Number of shares - Vested	(19,020,640)
Number of shares - Forfeited	(5,671,482)
Number of shares - Outstanding	57,987,266	53,602,560
Number of shares - Expected to vest	57,987,266
Weighted-average grant date fair value - Outstanding	$ 0.76
Weighted-average grant date fair value - Granted	2.04
Weighted-average grant date fair value - Vested	0.71
Weighted-average grant date fair value - Forfeited	1.61
Weighted-average grant date fair value - Outstanding	1.32	$ 0.76
Weighted-average grant date fair value - Expected to vest	$ 1.32